Investment Objectives and Goals	Aug. 27, 2025
Aptus Drawdown Managed Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Drawdown Managed Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Drawdown Managed Equity ETF (the “Fund”) seeks capital appreciation with downside protection.
Aptus Collared Investment Opportunity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Collared Investment Opportunity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Collared Investment Opportunity ETF (the “Fund”) seeks current income and capital appreciation.
Aptus Defined Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Defined Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Defined Risk ETF (the “Fund”) seeks current income and capital appreciation.
Opus Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Opus Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Opus Small Cap Value ETF (the “Fund”) seeks capital appreciation.
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus International Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus International Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Enhanced Yield ETF (the “Fund”) seeks current income and capital preservation.
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Large Cap Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Large Cap Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Aptus Large Cap Upside ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Large Cap Upside ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Large Cap Upside ETF (the “Fund”) seeks to generate total returns that surpass those of the S&P 500 Index (the “Index”) with the objective of capturing more than 100% of the market during upward trends and less than 100% of the market during downward trends.
Aptus Deferred Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Deferred Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Deferred Income ETF (the “Fund”) seeks to exceed the performance of the Bloomberg U.S. Aggregate Bond Index (the “Index”).